RELATED PARTY TRANSACTIONS - Distribution of Sim Card and Pulse Reload Voucher (Details) - IDR (Rp) Rp in Billions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Other related entities
Transactions with related parties
Total	Rp 8,477	Rp 8,449	Rp 4,250
% of total revenues	6.61%	7.26%	4.14%
Kisel
Transactions with related parties
Total	Rp 4,181	Rp 4,600	Rp 3,866
% of total revenues	3.26%	3.95%	3.77%
Tiphone
Transactions with related parties
Total	Rp 3,888	Rp 3,441
% of total revenues	3.03%	2.96%
Gratika
Transactions with related parties
Total	Rp 408	Rp 408	Rp 384
% of total revenues	0.32%	0.35%	0.37%